THE AB INFLATION STRATEGIES

-AB Bond Inflation Strategy

Class A (Ticker: ABNAX); Class C (Ticker: ABNCX);

Advisor Class (Ticker: ABNYX); Class I (Ticker: ANBIX);

Class Z (Ticker: ABNZX); Class 1 (Ticker: ABNOX); Class 2 (Ticker: ABNTX)

(the “Fund”)

Supplement dated February 5, 2025 to the Fund’s Prospectus and Summary Prospectus dated January 31, 2025, as amended.

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The following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectus and Summary Prospectus for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser
Matthew Sheridan	Since February 2025	Senior Vice President of the Adviser
Serena Zhou	Since 2024	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds - Portfolio Managers” in the Prospectus for the Fund.

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2020. He is also the Director and Chief Investment Officer—Securitized Assets.

Matthew Sheridan; since February 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020.

Serena Zhou; since 2024; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2020.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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